Property and Equipment (Notes)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2014	December 31, 2013
Furniture and fixtures	$203,965	$153,521
Office equipment	42,576	34,518
Computer equipment	292,669	169,814
Leasehold improvements	289,230	3,699
Total	828,440	361,552
Less accumulated depreciation and amortization	(239,521)	(205,070)
Property and equipment, net	$588,919	$156,482

Computer equipment includes items under capital leases totaling $114,827 and $119,681 as of December 31, 2014 and 2013, respectively. Accumulated amortization relating to equipment under capital leases totaled $42,131 and $42,549 as of December 31, 2014 and 2013, respectively. Depreciation and amortization expense on property and equipment recorded in general and administrative expense in the accompanying consolidated statements of operations was $109,823 and $51,229 for the twelve months ended December 31, 2014 and 2013, respectively.